Allowance for Credit Losses and Credit Quality - Schedule of Allowance for Loan Losses for Covered Loan and Non-Covered Loan Portfolios (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 143,074	$ 251,603	$ 193,761
(Reversal of) Provision for loan losses before adjustment attributable to FDIC loss share agreements	14,800	(50,940)	104,756
Adjustment attributable to FDIC loss share arrangements	4,260	56,085	(84,085)
Net (reversal of) provision for loan losses	19,060	5,145	20,671
Adjustment attributable to FDIC loss share arrangements	(4,260)	(56,085)	84,085
Transfer of balance to OREO	(7,323)	(28,126)	(27,169)
Transfer of balance to the RULC		(9,828)
Loans charged-off	(26,855)	(26,481)	(25,060)
Recoveries	6,435	6,846	5,315
Balance at end of period	130,131	143,074	251,603
Balance at beginning of period	11,147
Transfer of balance from the allowance for loan losses		9,828
Provision for unfunded lending commitments	654	1,319
Balance at end of period	11,801	11,147
Non-Covered Legacy Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	67,342	74,211	74,861
(Reversal of) Provision for loan losses before adjustment attributable to FDIC loss share agreements	14,274	6,828	3,804
Net (reversal of) provision for loan losses	14,274	6,828	3,804
Transfer of balance to the RULC		(9,828)
Loans charged-off	(11,312)	(10,686)	(9,728)
Recoveries	5,870	6,817	5,274
Balance at end of period	76,174	67,342	74,211
Balance at beginning of period	11,147
Transfer of balance from the allowance for loan losses		9,828
Provision for unfunded lending commitments	654	1,319
Balance at end of period	11,801	11,147
Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	4,557	8,816
(Reversal of) Provision for loan losses before adjustment attributable to FDIC loss share agreements	(1,546)	(3,158)	9,799
Net (reversal of) provision for loan losses	(1,546)	(3,158)	9,799
Transfer of balance to OREO	(933)	(1,085)	(826)
Transfer of balance to non-covered	8,661
Loans charged-off	(2,073)	(31)	(179)
Recoveries	527	15	22
Balance at end of period	9,193	4,557	8,816
Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	71,175	168,576	118,900
(Reversal of) Provision for loan losses before adjustment attributable to FDIC loss share agreements	2,072	(54,610)	91,153
Adjustment attributable to FDIC loss share arrangements	4,260	56,085	(84,085)
Net (reversal of) provision for loan losses	6,332	1,475	7,068
Adjustment attributable to FDIC loss share arrangements	(4,260)	(56,085)	84,085
Transfer of balance to OREO	(6,390)	(27,041)	(26,343)
Transfer of balance to non-covered	(8,661)
Loans charged-off	(13,470)	(15,764)	(15,153)
Recoveries	38	14	19
Balance at end of period	$ 44,764	$ 71,175	$ 168,576